Basic and Diluted Net Loss Per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Basic and Diluted Net Loss Per Share [Abstract]
Basic and Diluted Net Loss Per Share

(17) Basic and Diluted Net Loss Per Share

The Company uses the two-class method to calculate net loss per share. No dividends were declared or paid for the thirteen-week periods ended March 31, 2024 and April 2, 2023. Undistributed earnings for each period are allocated to participating securities, including the redeemable convertible preferred stock, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. The Company’s basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average shares of common stock outstanding during periods with undistributed losses.

The unaudited basic and diluted shares and net loss per share for the thirteen-week period ended April 2, 2023 has been retroactively restated to give effect to the conversion of shares of legal acquiree’s convertible instruments into shares of legal acquiree common stock as though the conversion had occurred as of the beginning of the period. The retroactive restatement is consistent with the presentation on the accompanying unaudited condensed consolidated statements of stockholders’ deficit.

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the thirteen-week periods ended March 31, 2024 and April 2, 2023 (in thousands, except share and per share amounts):

	Thirteen- Weeks Ended March 31, 2024	Thirteen- Weeks Ended April 2, 2023
Numerator:
Net loss from continuing operations	$(9,588)	$(15,709)
Net loss from discontinued operations	––	(7,805)
Net loss	$(9,588)	$(23,514)
Denominator:
Weighted average common shares outstanding, basic and diluted	49,077,330	25,200,347
Net loss per share:
Continuing operations – basic and diluted	$(0.20)	$(0.62)
Discontinued operations – basic and diluted	$––	$(0.31)
Net loss per share – basic and diluted	$(0.20)	$(0.93)

The computation of basic and diluted net loss per share attributable to common stockholders is the same for the thirteen-week periods ended March 31, 2024 and April 2, 2023 because the inclusion of potential shares of common stock would have been anti-dilutive for the periods presented.

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been anti-dilutive:

	As of
	March 31, 2024	April 2, 2023
Common stock warrants	23,024,556	89,313
Preferred stock warrants	—	2,386,879
Stock options and RSUs issued and outstanding	11,436,369	9,714,894
Potential common shares excluded from diluted net loss per share	34,460,924	12,191,086

(20) Basic and Diluted Net Loss Per Share

The Company uses the two-class method to calculate net loss per share. No dividends were declared or paid for the fiscal years ended December 31, 2023 and 2022. Undistributed earnings for each period are allocated to participating securities, including the redeemable convertible preferred stock, based on the contractual participation rights of the security to share in the current earnings as if all current period earnings had been distributed. The Company’s basic net loss per share is computed by dividing the net loss attributable to common stockholders by the weighted-average shares of common stock outstanding during periods with undistributed losses.

The basic and diluted shares and net loss per share for the fiscal year ended December 31, 2022 has been retroactively restated to give effect to the conversion of shares of legal acquiree’s convertible instruments into shares of legal acquiree common stock as though the conversion had occurred as of the beginning of the period. The retroactive restatement is consistent with the presentation on the accompanying consolidated statements of stockholders’ deficit.

The following table sets forth the computation of the Company’s basic and diluted net loss per share attributable to common stockholders for the fiscal years ended December 31, 2023 and 2022 (in thousands, except share and per share amounts):

	Fiscal Years Ended December 31,
	2023	2022
Numerator:
Net loss from continuing operations	$(96,197)	$(28,023)
Net loss from discontinued operations	(25,853)	(1,454)
Impairment loss from discontinued operations	(147,505)	–
Net loss	$(269,555)	$(29,477)
Denominator:
Weighted average common shares outstanding, basic and diluted	24,723,370	22,524,400
Net loss per share:
Continuing operations – basic and diluted	$(3.89)	$(1.24)
Discontinued operations – basic and diluted	(1.05)	(0.07)
Net loss per share – basic and diluted	(4.94)	(1.31)

The computation of basic and diluted net loss per share attributable to common stockholders is the same for the fiscal years ended December 31, 2023 and 2022 because the inclusion of potential shares of common stock would have been anti-dilutive for the periods presented.

The following table presents the potential common shares outstanding that were excluded from the computation of diluted net loss per share of common stock as of the periods presented because including them would have been anti-dilutive:

	As of December 31,
	2023	2022
Common stock warrants	23,024,556	43,135
Convertible notes	–	1,912,493
Preferred stock warrants	–	1,152,790
Stock options and RSUs issued and outstanding	11,774,743	4,970,419
Potential common shares excluded from diluted net loss per share	34,799,299	8,078,837